MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 553,985	$ 231,328	$ 128,148
Trade and other receivables	74,361	99,984
Other non-current receivables	77,431	90,104
Total financial assets	589,754	262,481
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	553,985	231,328
Trade and other receivables	74,361	99,984
Income tax receivable		5,310
Other non-current receivables	8,939	33,209
Total financial assets	$ 637,285	$ 369,831